Stock-Based Compensation - Schedule of Company’s Stock-Based Compensation Expense (Details) $ in Thousands	11 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Company’s Stock-Based Compensation Expense [Line Items]
Stock-based compensation expense	$ 14,919
Research and development [Member]
Schedule of Company’s Stock-Based Compensation Expense [Line Items]
Stock-based compensation expense	11,992
General and administrative [Member]
Schedule of Company’s Stock-Based Compensation Expense [Line Items]
Stock-based compensation expense	$ 2,927